The shared based compensation	6 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
The shared based compensation

14. The shared based compensation

During the period from April 2024 to September 2024, the Company issued total 480,000 shares to the management, and the Company recognized related general expense $436,800 accordingly. Bin Fu, the CEO, and Dawei Chen, CFO, each received 240,000 shares.